Average Annual Total Returns (Vanguard Russell 2000 Value Index Fund ETF)	Vanguard Russell 2000 Value Index Fund Vanguard Russell 2000 Value Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Russell 2000 Value Index Fund Vanguard Russell 2000 Value Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Russell 2000 Value Index Fund Vanguard Russell 2000 Value Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Based on Market Value Vanguard Russell 2000 Value Index Fund Vanguard Russell 2000 Value Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Russell 2000 Value Index Vanguard Russell 2000 Value Index Fund Vanguard Russell 2000 Value Index Fund - ETF Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	34.26%	33.64%	19.59%	34.08%	34.52%
Since Inception	18.19%	17.72%	14.33%	18.18%	18.40%